INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory, Net [Abstract]
Schedule Of Inventories
	December 31,
	2018	2017

Raw materials	1,436	1,616
Work-in-progress	1,283	1,638
Finished goods	892	617

	3,611	3,871